Landfill Accounting - Final Capping, Closure and Post-Closure Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Landfill Accounting [Line Items]
Final capping, closure and post-closure liability at the beginning of the period	$ 344,606	$ 302,537	$ 302,537	$ 301,896
Liability adjustments	14,704
Accretion expense associated with landfill obligations	4,474	$ 4,050	16,068	14,333
Closure payments	(5,346)		(18,834)	(21,040)
Assumption of closure liabilities from acquisitions	3,443		8,575	11,380
Disposition of closure liabilities from divested operations			(916)	(3,566)
Foreign currency translation adjustment	24		2,145	(615)
Final capping, closure and post-closure liability at the end of the period	$ 361,905		$ 344,606	$ 302,537